PREPAYMENTS AND OTHER CURRENT ASSETS - Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
PREPAYMENTS AND OTHER CURRENT ASSETS
Receivables from failed sale-leaseback transactions due within one year	¥ 104,181		¥ 176,210		$ 14,674
Interest income	5,058	$ 712	7,536	¥ 34,956
Factoring receivables, allowance for credit losses	516		0		$ 73
Other non-current assets
PREPAYMENTS AND OTHER CURRENT ASSETS
Receivables from failed sale-leaseback transactions due over one year	0		25,811
Allowance for credit losses	¥ 0		¥ 7,621